Consolidated Statements of Recognized Income and Expense - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
CONSOLIDATED PROFIT/(LOSS) FOR THE YEAR	€ 9,653	€ (7,708)	€ 8,116
OTHER RECOGNISED INCOME AND EXPENSE	(220)	(9,794)	267
Items that will not be reclassified to profit or loss	754	(1,018)	(1,351)
Actuarial gains and losses on defined benefit pension plans	1,567	(25)	(1,677)
Non-current assets held for sale	0	0	0
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(1)	(4)	1
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(171)	(917)	(29)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	117	4	44
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(117)	(4)	(44)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(99)	31	(156)
Income tax relating to items that will not be reclassified	(542)	(103)	510
Items that may be reclassified to profit or loss	(974)	(8,776)	1,618
Hedges of net investments in foreign operations (effective portion)	(1,159)	2,340	(1,151)
Revaluation gains (losses)	(1,159)	2,340	(1,151)
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Exchanges differences	3,082	(11,040)	1,232
Revaluation gains (losses)	3,082	(11,040)	1,232
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Cash flow hedges (effective portion)	(938)	(53)	8
Revaluation gains (losses)	(1,739)	799	(1,104)
Amounts transferred to income statement	801	(852)	1,112
Transferred to initial carrying amount of hedged items	0	0	0
Other reclassifications	0	0	0
Hedging instruments (items not designated)	0	0	0
Revaluation gains (losses)	0	0	0
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Debt instruments at fair value with changes in other comprehensive income	(3,250)	(100)	2,414
Revaluation gains (losses)	(3,063)	692	2,588
Amounts transferred to income statement	(545)	(1,165)	(792)
Other reclassifications	358	373	618
Non-current assets held for sale	0	0	0
Revaluation gains (losses)	0	0	0
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Share of other recognised income and expense of investments	19	(151)	(15)
Income tax relating to items that may be reclassified to profit or loss	1,272	228	(870)
Total recognised income and expenses for the year	9,433	(17,502)	8,383
Attributable to non-controlling interests	1,255	245	1,911
Attributable to the parent	€ 8,178	€ (17,747)	€ 6,472